Share repurchase program	12 Months Ended
Dec. 31, 2025
Share repurchase program
Share repurchase program

19. Share repurchase program

On January 31, 2024, the Board approved the existing share repurchase program, under which the Company is authorized to repurchase up to US$3 million of its American depositary shares (“ADSs”) or Class A ordinary shares over a period of 12 months. Under the extended share repurchase program, the Company may repurchase up to US$3 million of its ADSs or Class A ordinary shares during the 24 months from January 31, 2024. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

During the year ended December 31, 2024, the Company had repurchased an aggregate of 593,344 ADSs and 40,631,775 of its Class A ordinary shares for a total cost of approximately US$1.6 million (RMB11.3 million) under the existing share repurchase program, including 284,147 ADSs (representing 5,682,940 Class A ordinary shares) and 40,537,205 Class A ordinary shares repurchased from Lightspeed China Partners I, L.P. and Lightspeed China Partners I-A, L.P.

In 2025, the Company further repurchased 706 ADSs at a total cost of US$703 under the same share repurchase program. There are approximately US$1.4 million remaining available under the existing share repurchase program.